Business segments (Long-lived Assets by Geographic Location) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,359,401	$ 1,118,103	$ 988,729
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	970,109	849,470	726,098
Europe & Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	346,017	224,093	219,195
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	28,839	31,956	30,582
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,465	7,512	7,495
Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	3,182	3,159	3,199
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,789	$ 1,913	$ 2,160